FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Ending balance	$ 155,799	$ 144,027
Average balance during the year	144,258	47,413
Maximum month-end balance during the year	$ 155,799	$ 144,027
Average interest rate during the year	0.78%	0.50%
Weighted-average rate at year-end	1.24%	0.54%
Remaining borrowing capacity	$ 4,800
Federal Home Loan Bank Advances [Member] | Minimum [Member]
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Spread over variable rate	0.16%
Federal Home Loan Bank Advances [Member] | Maximum [Member]
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Spread over variable rate	0.17%